Note 5 - Inventories, net	12 Months Ended
Dec. 31, 2024
Notes
Note 5 - Inventories, net

Note 5 – Inventories, net

	As of December 31, 2024	As of December 31, 2023

Raw materials	$504,898	$562,296
Finished goods	1,081,989	457,136
Work in process	936,381	1,465,100
Subtotal	$2,523,268	$2,484,532
Less: impairment loss	(316,939)	(200,723)
Total inventories, net	$2,206,329	$2,283,809

The Company recorded $129,686 and $6,713 impairment of inventories for the years ended December 31, 2024 and 2023, respectively.